Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Intangible Assets, Net [Abstract]
Land use rights	$ 748,296	$ 751,635
Less: accumulated amortization	(225,736)	(211,710)
Intangible assets, net	$ 522,560	$ 539,925